Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment
#: 1
	$ 17,740	Taxes	ARGENTINA	snj:AR-Z	Government of Argentina, Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 2
	12,330	Royalties	ARGENTINA	snj:AR-Z	Santa Cruz Province, Secretariat of Mining of Santa Cruz [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 3
	30,090	Royalties	ARGENTINA	snj:AR-Z	Santa Cruz Province, Fomicruz (Fomento Minero de Santa Cruz S.E.; state company; minority shareholder in CVSA) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 4
	20	Fees	ARGENTINA	snj:AR-Z	Santa Cruz Province, Fomicruz (Fomento Minero de Santa Cruz S.E.; state company; minority shareholder in CVSA) [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 5
	3,960	Comm. Social Resp.	ARGENTINA	snj:AR-Z	Santa Cruz Province, Fondo Fiduciario UniRSE [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 6
	280	Comm. Social Resp.	ARGENTINA	snj:AR-Z	Puerto San Julian Municipality, Development Agency [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 7
	2,060	Fees	ARGENTINA	snj:AR-Z	Santa Cruz Province, Agricultural Council of Santa Cruz [Member]	Cerro Vanguardia [Member]	Gold and Silver [Member]	Americas [Member]
#: 8
	30	Taxes	COLOMBIA	snj:CO-TOL	Jericó Municipality, Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member]	La Colosa [Member]	Gold [Member]	Projects [Member]
#: 9
	400	Taxes	COLOMBIA	snj:CO-ANT	Jericó Municipality, Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 10
	130	Infrastructure	COLOMBIA	snj:CO-ANT	Jericó Municipality, Cultural, Infrastructure, Education & Agriculture Secretaries [Member]	La Colosa [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 11
	130	Taxes	COLOMBIA	snj:CO-ANT	Government of Colombia, Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 12
	20	Comm. Social Resp.	COLOMBIA	snj:CO-ANT	Jericó Municipality, Cultural, Infrastructure, Education & Agriculture Secretaries [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 13
	140	Taxes	COLOMBIA	snj:CO-ANT	Antioquia Department, Finance Ministry of Antioquia [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 14
	100	Fees	COLOMBIA	snj:CO-ANT	Government of Colombia, Colombian National Mining Agency (ANM - Agencia Nacional de Minería) [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 15
	160	Taxes	COLOMBIA	snj:CO-ANT	Cundinamarca Department, Finance Ministry of Cundinamarca [Member]	Quebradona [Member]	Copper, Gold and Silver [Member]	Projects [Member]
#: 16
	27,570	Taxes	BRAZIL	snj:BR-MG	Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]	AGA Mineração [Member]	Gold [Member]	Americas [Member]
#: 17
	8,870	Royalties	BRAZIL	snj:BR-GO	Government of Brazil, Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 18
	160	Taxes	BRAZIL	snj:BR-MG	Nova Lima Municipality, Municipal Government of Nova Lima [Member]	AGA Mineração [Member]	Gold [Member]	Americas [Member]
#: 19
	280	Taxes	BRAZIL	snj:BR-GO	Nova Lima Municipality, Municipal Government of Nova Lima [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 20
	70	Fees	BRAZIL	snj:BR-MG	Nova Lima Municipality, Municipal Government of Nova Lima [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 21
	40	Taxes	BRAZIL	snj:BR-MG	Crixás Municipality, Municipal Government of Crixás [Member]	AGA Mineração [Member]	Gold [Member]	Americas [Member]
#: 22
	70	Fees	BRAZIL	snj:BR-MG	Crixás Municipality, Municipal Government of Crixás [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 23
	2,740	Royalties	BRAZIL	snj:BR-GO	Government of Brazil, Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 24
	3,860	Taxes	BRAZIL	snj:BR-MG	Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]	Serra Grande [Member]	Gold [Member]	Americas [Member]
#: 25
	17,250	Royalties	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 26
	390	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 27
	29,800	Taxes	AUSTRALIA	snj:AU-WA	Government of Australia, Australian Taxation Office [Member]	Tropicana and Sunrise Dam [Member]	Gold [Member]	Australia [Member]
#: 28
	49,960	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana [Member]	Gold [Member]	Australia [Member]
#: 29
	1,580	Royalties	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana [Member]	Gold [Member]	Australia [Member]
#: 30
	27,210	Royalties	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Energy, Mines, Industry Regulation and Safety [Member]	Tropicana [Member]	Gold [Member]	Australia [Member]
#: 31
	140	Fees	AUSTRALIA	snj:AU-WA	State Government of Western Australia, Department of Water and Environment Regulation [Member]	Tropicana [Member]	Gold [Member]	Australia [Member]
#: 32
	1,160	Fees	UNITED STATES	snj:US-NV	U.S. Federal Government, Bureau of Land Management [Member]	Nevada [Member]	Gold and Silver [Member]	Projects [Member]
#: 33
	63,710	Taxes	GHANA	snj:GH-WP	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 34
	28,150	Royalties	GHANA	snj:GH-WP	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 35
	27,370	Royalties	GHANA	snj:GH-AH	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 36
	150	Fees	GHANA	snj:GH-WP	Government of Ghana, Ghana Securities and Exchange Commission [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 37
	5,770	Prod. Entitlements	GHANA	snj:GH-WP	Government of Ghana, Ghana Revenue Authority (GRA) [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 38
	410	Fees	GHANA	snj:GH-WP	Tarkwa Nsuaem Municipality, Tarkwa Nsuaem Municipal Assembly [Member]	Iduapriem [Member]	Gold [Member]	Africa [Member]
#: 39
	440	Comm. Social Resp.	GHANA	snj:GH-AH	Government of Ghana, Ministry of Lands and Natural Resources [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 40
	60	Fees	GHANA	snj:GH-AH	Government of Ghana, Minerals Commission of Ghana [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 41
	40	Infrastructure	GHANA	snj:GH-AH	Government of Ghana, Minerals Commission of Ghana [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 42
	710	Taxes	GHANA	snj:GH-AH	Obuasi East Municipality, Obuasi East Municipal Assembly [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 43
	150	Fees	GHANA	snj:GH-AH	Government of Ghana, Ghana Securities and Exchange Commission [Member]	Obuasi [Member]	Gold [Member]	Africa [Member]
#: 44
	34,870	Royalties	GUINEA	snj:GN-KA	Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 45
	240	Fees	GUINEA	snj:GN-KA	Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 46
	200	Infrastructure	GUINEA	snj:GN-KA	Mignada District, Mignada District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 47
	130	Infrastructure	GUINEA	snj:GN-KA	Urban Municipality of Siguiri, Urban Municipality of Siguiri [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 48
	140	Comm. Social Resp.	GUINEA	snj:GN-KA	Urban Municipality of Siguiri, Urban Municipality of Siguiri [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 49
	10	Comm. Social Resp.	GUINEA	snj:GN-KA	Mignada District, Mignada District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 50
	680	Infrastructure	GUINEA	snj:GN-KA	Fatoya District, Fatoya District [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 51
	2,010	Royalties	GUINEA	snj:GN-KA	Government of Guinea, Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member]	Siguiri [Member]	Gold [Member]	Africa [Member]
#: 52
	3,220	Taxes	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 53
	40	Infrastructure	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 54
	3,190	Comm. Social Resp.	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Geita District and Town Councils, Geita District and Town Councils [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 55
	340	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Inspector General of Police [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 56
	130	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Lake Victoria Basin Water Board [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 57
	80,690	Royalties	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Ministry of Minerals [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 58
	980	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Ministry of Minerals [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 59
	2,050	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Tanzania Electric Supply Company Limited (TANESCO) [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 60
	110	Fees	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Tanzania Forest Services Agency (TFS) [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 61
	93,110	Taxes	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of the United Republic of Tanzania, Tanzania Revenue Authority (TRA) [Member]	Geita [Member]	Gold [Member]	Africa [Member]
#: 62
	1,090	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP	Government of South Africa, University of the Witwatersrand [Member]	AngloGold Ashanti (Pty) Ltd. [Member]	Former Parent Company, Current Holding Company [Member]	Corporate and Other [Member]
#: 63
	680	Comm. Social Resp.	TANZANIA, UNITED REPUBLIC OF	snj:TZ-27	Government of South Africa, University of Fort Hare [Member]	AngloGold Ashanti (Pty) Ltd. [Member]	Former Parent Company, Current Holding Company [Member]	Corporate and Other [Member]
#: 64
	13,160	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Tax Authority - Large Taxpayers Center [Member]	Sukari [Member]	Gold [Member]	Africa [Member]
#: 65
	500	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Tax Authority - Tax-Office of Joint-Stock Companies [Member]	Sukari [Member]	Gold [Member]	Africa [Member]
#: 66
	530	Taxes	UNITED KINGDOM	snj:EG-BA	UK Government, His Majesty's Revenue and Customs (HMRC) [Member]	Sukari [Member]	Gold [Member]	Africa [Member]
#: 67
	1,760	Taxes	EGYPT	snj:EG-BA	Arab Republic of Egypt, International Tax Agreement Center [Member]	Sukari [Member]	Gold [Member]	Africa [Member]
#: 68
	251,000	Dividends	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]	Sukari [Member]	Gold [Member]	Africa [Member]
#: 69
	$ 28,780	Royalties	EGYPT	snj:EG-BA	Arab Republic of Egypt, Egyptian Mineral Resources Authority (EMRA) [Member]	Sukari [Member]	Gold [Member]	Africa [Member]